Long-Term Bank Loans - Summary of Loans and Bonds Payable (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Less: Current portion	$ (18,100.0)	$ (4,400.0)
Long-term bank loans	4,760.0	3,309.1	$ 154.9
Long-term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Unsecured loans	6,013.3	3,510.0
Less: Discounts on government grants	(39.4)	(34.2)
Less: Current portion	(1,213.9)	(166.7)
Long-term bank loans	$ 4,760.0	$ 3,309.1
Maturity date	December 2027	September 2026
Long-term bank loans [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	1.03%	0.40%	1.03%
Long-term bank loans [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	1.23%	0.90%	1.23%